Financial assets, liabilities and financial result (excluding Orange Bank) - Assets available for sale - Additional information (Details) - EUR (€) € in Millions, shares in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2016	Dec. 31, 2015
Operating segments [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 1,067	€ 1,878		€ 144
Available for sale securities, BT shares [member]
Disclosure of financial assets [line items]
Shares held (in shares)	266		399
Available for sale securities, BT shares [member] | Operating segments [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 814	1,709
Financial assets, fair value, current shares held		€ 1,139